5. DEBT DISCOUNT (Annual)	12 Months Ended
Dec. 31, 2014
Annual Report
5. DEBT DISCOUNT

NOTE 5 DEBT DISCOUNT

The Company recorded the $174,378 debt discount due to beneficial conversion feature of $87,189 for the detachable warrants issued with convertible debt, and $87,189 in derivative liabilities related to the ratchet feature warrants.

The debt discount recorded in 2014 pertains to convertible debt and warrants issued that contain ratchet features that are required to bifurcated and reported at fair value.

Debt discount is summarized as follows:

Debt discount	174,378
Accumulated amortization - 2014	(67,363)
Debt discount - net - December 31, 2014	$107,016